GOODWILL AND INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Segment
The following table sets forth our goodwill by segment for the periods indicated:

	Natural Gas Gathering and Processing	Natural Gas Liquids	Natural Gas Pipelines	Total
	(Thousands of dollars)
December 31, 2012	$102,291	$196,544	$134,700	$433,535
Acquisitions	20,000	72,000	—	92,000
December 31, 2013	$122,291	$268,544	$134,700	$525,535

Gross Carrying Amount and Accumulated Amortization of Intangible Assets
The following table sets forth the gross carrying amount and accumulated amortization of intangible assets for our continuing operations for the periods indicated:

	December 31,	December 31,
	2013	2012
	(Thousands of dollars)
Gross intangible assets	$565,215	$462,214
Accumulated amortization	(66,188)	(57,496)
Net intangible assets	$499,027	$404,718